Income Taxes (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Taxes (Textual)
Tax rate for LCL and BTL	25.00%
Income tax rate for BDL	15.00%	15.00%	15.00%	15.00%
Unified enterprise income tax rate	25.00%
Preferential income tax rate	15.00%
Net operating loss carry forwards	$ 13,649,354
Net operating loss expire date	Dec. 31, 2023